Investments in Financial Assets - Summary of Investments in Financial Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Non-current		$ 8	$ 201	$ 25
Current		264	319	497
Investments in financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current		8	201	25
Current		150	245	399
Investments in financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Non-current		0	0	0
Current		114	74	98
Public securities [member] | Investments in financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current	[1]	0	201	22
Current	[1]	99	162	332
Public securities [member] | Investments in financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Non-current	[1]	0	0	0
Current	[1]	114	74	98
Private securities - NO and stock market promissory notes [member] | Investments in financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current		8	0	3
Current		4	3	8
Term Deposits [Member] | Investments in financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current	[2]	0	0	0
Current	[2]	$ 47	$ 80	$ 59

[1]	See Note 36.
[2]	Corresponds to term deposits with the BNA.